Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 17. Leases

Leases

As a result of the lease accounting of IFRS 16, the Company has capitalized the only right-of-use asset being the domicile lease. Upon implementation on January 1, 2018, the Company has recognized a liability to make lease payments (i.e. the lease liabilities) of $0.2 million and an asset representing the right to use the underlying asset during the lease term (i.e. the right-to-use asset) of $0.2 million. The liability was measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of the standard adoption date of January 1, 2018. The Company applied an incremental borrowing rate of 3.8%. For the years ended December 31, 2020, 2021 and 2022, the expense related to variable lease payments not included in the lease liabilities was immaterial and was recognized in operating expense.

In October 2020, the Company entered into a lease for approximately 1,356 square meters, which is allocated on 839 square meters of office space, and 518 square meters of laboratory space in Hørsholm, Denmark. The commencement date for the lease of the 839 square meters of office space was February 1, 2021 and the lease continues for a term of 10 years from that date. The commencement date for the additional laboratory space was August 13, 2021 and the lease continues for a term of 10 years with a subsequent 12-month cancellation notice period. The lease agreement contains an early termination provision which would trigger a termination fee of $2.7 million. As of December 31, 2022 the monthly payment is approximately $26,000 which consists of approximately $11,000 for the office space and approximately $15,000 for the laboratory space. Throughout the term, the lease is subject to annual increases ranging from two to four percent on the annual lease payment amount.

The Company had one operating lease in Copenhagen, Denmark as of December 31, 2022.

We also occupied an office space in New York, New York, United States. The terms of the lease agreement included a 13 month occupancy period from January 2, 2020 through January 31, 2021. A termination notice was provided in November 2020 and the lease and occupancy terminated on January 31, 2021.

For the years ended December 31, 2022, 2021 and 2020, the expense related to variable lease payments not included in the lease liabilities was immaterial and was recognized in operating expense.

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-Use Asset	Lease Liabilities

	(USD in thousands)
At December 31, 2021	$2,601	$2,520
Additions	—	15
Depreciation	(214)	—
Interest Expense	—	176
Payments	—	(305)
Translation	(163)	(151)
At December 31, 2022	$2,224	$2,255

	Right-of-Use Asset	Lease Liabilities

	(USD in thousands)
At December 31, 2020	$20	$20
Additions	2,891	2,731
Depreciation	(179)	—
Interest Expense	—	123
Payments	—	(226)
Translation	(131)	(128)
At December 31, 2021	$2,601	$2,520

The total cash outflow for leases was $0.3 million in 2022, $0.2 million in 2021, and $0.2 million in 2020.